Commitments and Contingencies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies (Textual)
Operating lease expense	$ 534,077	$ 454,223	$ 384,728
Outstanding trade letters of credit	6,546,920	$ 6,806,580
Purchase commitment amount	$ 8,000,000